CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Total Current Assets	$ 648,979	$ 2,171,553
TOTAL ASSETS	13,544,096	46,881,358
Current liabilities:
Accounts payable	150,649	99,468
Accrued expenses	544,188	2,251,823
Total Current Liabilities	3,815,066	4,980,018
TOTAL LIABILITIES	5,671,066	5,560,518
Commitments and contingencies
Stockholders' equity:
Accumulated deficit	(5,722,812)	(4,150,511)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	13,544,096	46,881,358
Angel Studios, Inc. CIK: 0001671941
Current assets:
Cash and cash equivalents	11,343,602	25,201,425
Accounts receivable, net	4,547,730	24,140,903
Current portion of long-term licensing receivables, net	10,894,481	7,851,505
Physical media inventory	3,063,598	2,843,681
Current portion of notes receivable	540,036	707,508
Investment capital receivable	4,925,053
Prepaid expenses and other	6,653,504	4,316,577
Total Current Assets	41,968,004	65,061,599
Long-term licensing receivables, net	12,269,028	11,279,260
Notes receivable, net of current portion	4,304,517	4,502,079
Property and equipment, net	911,583	1,212,056
Content, net	1,748,926	1,389,588
Intangibles, net	1,935,418	1,987,190
Digital assets	2,422,813	2,961,790
Investments in affiliates	5,586,976	4,503,153
Operating lease right-of-use assets	2,913,607	1,286,237
Other long-term assets	8,993,311	4,075,243
TOTAL ASSETS	83,054,183	98,258,195
Current liabilities:
Accounts payable	1,943,769	3,169,248
Accrued expenses	10,120,821	6,297,230
Current portion of accrued licensing royalties	18,925,247	25,958,085
Notes payable	3,168,729	4,160,277
Current portion of operating lease liabilities	654,128	364,633
Deferred revenue	10,044,834	3,920,648
Current portion of accrued settlement costs	273,404	253,882
Total Current Liabilities	45,130,932	44,124,003
Accrued settlement costs, net of current portion	4,164,409	4,371,972
Accrued licensing royalties, long-term	9,370,043	9,125,409
Operating lease liabilities, net of current portion	2,330,526	961,151
TOTAL LIABILITIES	60,995,910	58,582,535
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 26,611,335 and 24,991,329 shares issued and outstanding, respectively	26,610	24,991
Additional paid-in capital	83,528,063	49,875,530
Noncontrolling interests	(239,073)	(151,670)
Accumulated deficit	(61,257,327)	(10,073,191)
Total stockholders' equity	22,058,273	39,675,660
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 83,054,183	$ 98,258,195